Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term rental deposits	¥ 15,356		¥ 42,863
Prepaid service fees	16,119		14,250
Loans to employees	18,100		11,800
Prepaid consideration for an acquisition			5,040
Prepaid long-term celebrity endorsement fees	2,476		1,804
Others	834		4,463
Other assets, noncurrent	¥ 52,885	$ 7,668	¥ 80,220